Transactions and Balances with Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended					12 Months Ended
	Mar. 31, 2018	Nov. 20, 2017	May 24, 2017	Apr. 19, 2017	Apr. 02, 2015	Aug. 31, 2018	Jan. 02, 2018	Apr. 19, 2017	Nov. 16, 2016	Jan. 27, 2016	Dec. 31, 2015
Private placement [Member]
Transactions and Balances with Related Parties (Textual)
Ordinary shares issued											285,715
Yissum [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options					559,097
Share options exercisable into ordinary shares					223,697
Employees [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options	30,000		1,107,334			463,000			976,500
Share options exercisable into ordinary shares			1,107,334						976,500
Employees and officer [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options		710,000									2,800,140
Share options exercisable into ordinary shares		710,000									2,800,140
Four founders and Chairman [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options											2,360,000
Share options exercisable into ordinary shares											2,360,000
Directors [Member]
Transactions and Balances with Related Parties (Textual)
Ordinary shares issued										3,746,161
Grant of stock options				275,000							250,000
Exercise of warrants										3,746,161
Consideration amount										$ 816
Share options exercisable into ordinary shares				275,000							250,000
Reduction of exercise price				$ 1.84
Avi Reichental [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options							25,000	275,000
Share options exercisable into ordinary shares							25,000	275,000
Weighted average exercise price of share options exercisable								$ 1.77
Itzhak Shrem [Member]
Transactions and Balances with Related Parties (Textual)
Grant of stock options							275,000
Share options exercisable into ordinary shares							275,000
Weighted average exercise price of share options exercisable							$ 1.59